List of direct and indirect subsidiaries (Details 1 - Textuals)	Nov. 01, 2022	Oct. 14, 2022	Sep. 30, 2022	Sep. 01, 2022	Jan. 27, 2022	Jan. 14, 2022	Aug. 10, 2021	Jun. 26, 2021
Somo Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired					100.00%	100.00%
Transpire Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired			100.00%	100.00%
NTERSOL Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired	100.00%	100.00%
CI&T Brazil | Dextra Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired							100.00%	100.00%